Offerings - Offering: 1	Jul. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	3,277,951
Proposed Maximum Offering Price per Unit	77.76
Maximum Aggregate Offering Price	$ 254,893,469.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,200.79
Offering Note	There are being registered under this registration statement on Form F-10 (the "Registration Statement") an aggregate of 3,277,951 common shares (the "Offered Shares") of Sun Life Financial Inc. (the "Registrant") that may be sold from time to time by the selling shareholders named in the prospectus supplement, dated July 6, 2026, to the base shelf prospectus, dated July 6, 2026, included in the Registration Statement (the "Selling Shareholders"). The Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act") based on the average of the high and low prices of the Registrant's common shares reported on the New York Stock Exchange on June 29, 2026. In addition, pursuant to Rule 416 under the Securities Act, the Offered Shares being registered hereunder include such indeterminate number of such securities as may be issuable with respect to the Offered Shares as a result of stock splits, stock dividends or similar transactions.